Real Estate - Senior Housing Acquisitions (Tables) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026 USD ($) property	Jun. 30, 2026 USD ($) property	Mar. 31, 2026 USD ($) property	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Real Estate [Line Items]
Purchase Price				$ 2,279,120	$ 0	$ 125,000	$ 72,000
Florida
Real Estate [Line Items]
Number of properties acquired | property	4
Purchase Price	$ 190,000
Florida
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 149,000
Colorado
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 47,000
Colorado
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 35,000
Georgia
Real Estate [Line Items]
Number of properties acquired | property	3		2
Purchase Price	$ 425,000		$ 240,000
Florida
Real Estate [Line Items]
Number of properties acquired | property			3
Purchase Price			$ 119,000
Washington
Real Estate [Line Items]
Number of properties acquired | property		1	1
Purchase Price		$ 53,000	$ 41,000
Arizona
Real Estate [Line Items]
Number of properties acquired | property		1
Purchase Price		$ 52,000
Illinois
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 105,000
South Carolina
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 81,000
Kentucky
Real Estate [Line Items]
Number of properties acquired | property	1
Purchase Price	$ 50,000
Various (1)
Real Estate [Line Items]
Number of properties acquired | property	9
Purchase Price	$ 398,000
Various (2)
Real Estate [Line Items]
Number of properties acquired | property	8
Purchase Price	$ 150,000
Various (3)
Real Estate [Line Items]
Number of properties acquired | property	3
Purchase Price	$ 123,000